Investment properties (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about investment property [abstract]
Revenues from rental and services (Note 24)	$ 4,128,454	$ 3,409,292	$ 2,672,701
Expenses and collective promotion fund (Note 24)	1,717,000	1,488,187	1,183,627
Rental and services costs (Note 25)	(2,120,715)	(1,874,392)	(1,454,409)
Net unrealized gain from fair value adjustment on investment properties	16,669,347	3,068,248	16,919,859
Net realized gain from fair value adjustment on investment properties	$ 20,770	$ 65,165	$ 172,544